Trade and other payables	12 Months Ended
Mar. 31, 2021
Trade and other payables [abstract]
Trade and other payables

33. Trade and other payables

	March 31,
	2020	2021
Trade payables	1,364,460	912,929
Accrued expenses	221,510	240,809
Related parties (refer to Note 42)	9,364	7,959
Refund and other payables	1,291,810	1,088,666
Total	2,887,144	2,250,363
Current	2,859,370	2,215,425
Non-current	27,774	34,938
Total	2,887,144	2,250,363

Non-current portion pertains to the expenditure incurred towards advertisements made as per the advertisements contract entered with BCCL (refer note 39).

For explanations on the Group’s liquidity risk management processes, refer to Note 40.

Yatra Online, Inc.

Notes to the consolidated financial statements for the year ended March 31, 2021

(Amount in INR thousands, except per share data and number of shares)